Schedule of Investments(a)
Invesco Investment Grade Defensive ETF (IIGD)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.18%
Aerospace & Defense-2.07%
General Dynamics Corp., 3.75%, 05/15/2028	$450,000	$431,390
Lockheed Martin Corp., 3.55%, 01/15/2026	449,000	437,968
RTX Corp., 5.75%, 11/08/2026	430,000	435,908
		1,305,266
Air Freight & Logistics-0.69%
United Parcel Service, Inc., 3.05%, 11/15/2027	465,000	437,312
Automobile Components-0.71%
ERAC USA Finance LLC, 4.60%, 05/01/2028(b)	460,000	447,986
Banks-10.92%
Bank of America Corp., 3.50%, 04/19/2026	445,000	428,236
Citibank N.A., 5.80%, 09/29/2028(c)	380,000	387,788
Fifth Third Bancorp, 2.55%, 05/05/2027	450,000	406,194
Fifth Third Bank N.A., 3.85%, 03/15/2026	450,000	425,830
JPMorgan Chase & Co., 2.95%, 10/01/2026(c)	465,000	439,707
KeyBank N.A., 5.85%, 11/15/2027(c)	440,000	425,746
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	440,000	423,773
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	430,000	437,014
National Securities Clearing Corp., 0.75%, 12/07/2025(b)	475,000	434,703
PNC Bank N.A., 4.05%, 07/26/2028	520,000	485,694
Truist Bank
3.30%, 05/15/2026	480,000	448,679
3.80%, 10/30/2026	470,000	439,411
Truist Financial Corp., 1.13%, 08/03/2027(c)	520,000	444,070
U.S. Bancorp, Series V, 2.38%, 07/22/2026(c)	465,000	430,927
Wells Fargo & Co., 3.00%, 04/22/2026	435,000	411,651
Wells Fargo Bank N.A., 5.45%, 08/07/2026(c)	430,000	432,607
		6,902,030
Beverages-0.74%
PepsiCo, Inc., 3.00%, 10/15/2027(c)	495,000	466,874
Biotechnology-0.69%
Gilead Sciences, Inc., 3.65%, 03/01/2026	452,000	437,444
Broadline Retail-0.69%
Amazon.com, Inc., 3.15%, 08/22/2027	462,000	437,846
Capital Markets-8.25%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	450,000	435,813
Bank of New York Mellon Corp. (The), 3.85%, 04/28/2028(c)	470,000	449,261
BlackRock, Inc., 1.90%, 01/28/2031	545,000	443,257
Cboe Global Markets, Inc., 3.65%, 01/12/2027	445,000	427,576
Charles Schwab Corp. (The), 2.45%, 03/03/2027	450,000	409,293
CME Group, Inc., 2.65%, 03/15/2032	530,000	450,686
FMR LLC, 7.57%, 06/15/2029(b)	370,000	404,835
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	460,000	441,851
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	510,000	460,711
Morgan Stanley, 3.88%, 01/27/2026	445,000	432,438
Northern Trust Corp., 4.00%, 05/10/2027	445,000	432,297
State Street Corp., 5.27%, 08/03/2026	425,000	424,900
		5,212,918
Chemicals-2.04%
Ecolab, Inc., 2.70%, 11/01/2026	475,000	448,928
	Principal Amount	Value
Chemicals-(continued)
EIDP, Inc., 4.50%, 05/15/2026	$420,000	$412,968
Linde, Inc., 3.20%, 01/30/2026	444,000	427,944
		1,289,840
Commercial Services & Supplies-1.40%
Cintas Corp. No. 2, 3.70%, 04/01/2027(c)	455,000	439,571
Veralto Corp., 5.50%, 09/18/2026(b)	440,000	441,760
		881,331
Communications Equipment-0.69%
Cisco Systems, Inc., 2.50%, 09/20/2026	460,000	433,702
Consumer Finance-1.41%
American Express Co., 2.55%, 03/04/2027	480,000	441,849
Discover Bank, 3.45%, 07/27/2026	485,000	446,899
		888,748
Consumer Staples Distribution & Retail-2.78%
Costco Wholesale Corp., 1.60%, 04/20/2030	535,000	445,440
Kroger Co. (The), 2.65%, 10/15/2026	470,000	438,141
Target Corp., 2.50%, 04/15/2026(c)	445,000	424,021
Walmart, Inc., 1.80%, 09/22/2031	550,000	450,086
		1,757,688
Electric Utilities-6.94%
Duke Energy Florida LLC, 2.50%, 12/01/2029(c)	510,000	442,771
Entergy Arkansas LLC, 3.50%, 04/01/2026	447,000	430,560
Fells Point Funding Trust, 3.05%, 01/31/2027(b)	470,000	433,010
Florida Power & Light Co., 2.45%, 02/03/2032	540,000	444,168
Jersey Central Power & Light Co., 4.30%, 01/15/2026(b)	445,000	431,464
MidAmerican Energy Co., 3.65%, 04/15/2029(c)	477,000	444,075
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	464,000	433,482
PPL Capital Funding, Inc., 3.10%, 05/15/2026	455,000	431,788
Southern California Edison Co., 5.85%, 11/01/2027	450,000	461,670
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	449,000	430,752
		4,383,740
Electrical Equipment-0.70%
Emerson Electric Co., 2.00%, 12/21/2028(c)	505,000	442,966
Energy Equipment & Services-1.38%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027(c)	465,000	436,170
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	460,000	437,067
		873,237
Entertainment-0.69%
TWDC Enterprises 18 Corp., 1.85%, 07/30/2026	470,000	435,682
Financial Services-3.41%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	453,000	437,788
Fidelity National Information Services, Inc., 1.15%, 03/01/2026	480,000	438,486
Mastercard, Inc., 3.35%, 03/26/2030	440,000	406,552
Nuveen LLC, 4.00%, 11/01/2028(b)	464,000	440,459
Visa, Inc., 3.15%, 12/14/2025	444,000	429,173
		2,152,458
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Food Products-2.06%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(c)	$459,000	$432,696
Mars, Inc., 4.55%, 04/20/2028(b)	445,000	438,570
Mondelez International, Inc., 2.63%, 03/17/2027	460,000	427,186
		1,298,452
Gas Utilities-1.39%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	440,000	442,196
Southern California Gas Co., 2.95%, 04/15/2027	470,000	437,428
		879,624
Ground Transportation-1.36%
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	450,000	436,780
Norfolk Southern Corp., 2.90%, 06/15/2026	445,000	421,018
		857,798
Health Care Equipment & Supplies-2.05%
Abbott Laboratories, 3.75%, 11/30/2026	429,000	418,210
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	450,000	441,023
Stryker Corp., 3.50%, 03/15/2026	455,000	438,325
		1,297,558
Health Care Providers & Services-2.08%
Ascension Health, Series B, 2.53%, 11/15/2029(c)	499,000	434,180
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	521,000	442,639
Sutter Health, Series 20-A, 2.29%, 08/15/2030	535,000	439,615
		1,316,434
Hotels, Restaurants & Leisure-0.72%
McDonald’s Corp., 3.70%, 01/30/2026	470,000	456,954
Household Durables-0.68%
DR Horton, Inc., 1.30%, 10/15/2026	480,000	428,735
Household Products-0.70%
Procter & Gamble Co. (The), 3.00%, 03/25/2030	485,000	444,309
Independent Power and Renewable Electricity Producers-0.66%
NSTAR Electric Co., 3.20%, 05/15/2027(c)	442,000	416,894
Industrial Conglomerates-1.39%
3M Co., 2.38%, 08/26/2029	515,000	440,633
Honeywell International, Inc., 2.50%, 11/01/2026	466,000	439,325
		879,958
Insurance-11.74%
Aon Global Ltd., 3.88%, 12/15/2025	440,000	427,692
Athene Global Funding, 2.55%, 11/19/2030(b)	560,000	446,115
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032(c)	520,000	450,449
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	448,000	432,204
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(b)	521,000	444,311
F&G Global Funding, 1.75%, 06/30/2026(b)(c)	495,000	441,193
GA Global Funding Trust, 1.63%, 01/15/2026(b)	440,000	400,272
Jackson National Life Global Funding, 3.05%, 04/29/2026(b)	475,000	441,280
	Principal Amount	Value
Insurance-(continued)
MassMutual Global Funding II, 4.50%, 04/10/2026(b)(c)	$440,000	$433,433
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(b)	455,000	431,207
New York Life Global Funding, 4.85%, 01/09/2028(b)(c)	435,000	429,770
New York Life Insurance Co., 5.88%, 05/15/2033(b)	420,000	430,555
Northwestern Mutual Global Funding
0.80%, 01/14/2026(b)	481,000	438,967
4.90%, 06/12/2028(b)	440,000	434,149
Pacific Life Global Funding II, 1.38%, 04/14/2026(b)	480,000	438,083
Pricoa Global Funding I, 1.20%, 09/01/2026(b)	520,000	465,631
Principal Life Global Funding II, 3.00%, 04/18/2026(b)	462,000	434,392
		7,419,703
Interactive Media & Services-0.70%
Alphabet, Inc., 1.10%, 08/15/2030(c)	549,000	441,646
Machinery-3.38%
Caterpillar Financial Services Corp., 4.35%, 05/15/2026	430,000	424,547
Cummins, Inc., 1.50%, 09/01/2030(c)	505,000	405,292
Fortive Corp., 3.15%, 06/15/2026	455,000	431,012
Illinois Tool Works, Inc., 2.65%, 11/15/2026	460,000	435,165
John Deere Capital Corp., 4.95%, 07/14/2028(c)	435,000	436,108
		2,132,124
Media-0.70%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	455,000	438,835
Multi-Utilities-1.38%
DTE Electric Co., 2.25%, 03/01/2030	525,000	443,285
WEC Energy Group, Inc., 4.75%, 01/09/2026	435,000	428,940
		872,225
Oil, Gas & Consumable Fuels-7.52%
Chevron Corp., 2.95%, 05/16/2026	440,000	421,651
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(b)	450,000	427,320
Chevron USA, Inc., 1.02%, 08/12/2027	500,000	438,301
ConocoPhillips Co., 6.95%, 04/15/2029(c)	395,000	433,930
EOG Resources, Inc., 4.15%, 01/15/2026(c)	428,000	419,410
Exxon Mobil Corp., 3.04%, 03/01/2026	450,000	433,108
Magellan Midstream Partners L.P., 5.00%, 03/01/2026(c)	435,000	429,405
MPLX L.P., 1.75%, 03/01/2026	470,000	433,541
Phillips 66 Co., 4.95%, 12/01/2027	435,000	431,968
Pioneer Natural Resources Co., 5.10%, 03/29/2026	455,000	453,866
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	410,000	427,383
		4,749,883
Paper & Forest Products-0.71%
Georgia-Pacific LLC, 0.95%, 05/15/2026(b)	500,000	450,117
Personal Care Products-0.68%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028(c)	440,000	429,641

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2023
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-1.98%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	$425,000	$394,758
Johnson & Johnson, 2.45%, 03/01/2026	453,000	430,756
Pfizer, Inc., 3.00%, 12/15/2026	450,000	427,283
		1,252,797
Professional Services-0.71%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	510,000	450,942
Real Estate Management & Development-0.68%
CBRE Services, Inc., 4.88%, 03/01/2026	440,000	431,118
Residential REITs-0.68%
Mid-America Apartments L.P., 3.60%, 06/01/2027(c)	455,000	432,255
Semiconductors & Semiconductor Equipment-2.79%
Applied Materials, Inc., 3.30%, 04/01/2027	460,000	439,403
Lam Research Corp., 4.00%, 03/15/2029	455,000	438,649
NVIDIA Corp., 2.85%, 04/01/2030(c)	500,000	449,116
QUALCOMM, Inc., 3.25%, 05/20/2027(c)	460,000	438,376
		1,765,544
Software-2.08%
Adobe, Inc., 2.30%, 02/01/2030	505,000	438,951
Microsoft Corp., 2.40%, 08/08/2026	465,000	439,833
Salesforce, Inc., 3.70%, 04/11/2028	450,000	432,311
		1,311,095
Specialty Retail-2.09%
Home Depot, Inc. (The), 2.95%, 06/15/2029(c)	485,000	444,130
Lowe’s Cos., Inc., 3.10%, 05/03/2027(c)	470,000	442,852
TJX Cos., Inc. (The), 2.25%, 09/15/2026	465,000	433,968
		1,320,950
Technology Hardware, Storage & Peripherals-0.68%
Apple, Inc., 3.25%, 02/23/2026(c)	445,000	430,687
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-0.70%
NIKE, Inc., 2.85%, 03/27/2030(c)	$495,000	$443,798
Trading Companies & Distributors-0.69%
Air Lease Corp., 2.88%, 01/15/2026	460,000	432,997
Total U.S. Dollar Denominated Bonds & Notes (Cost $64,853,169)		62,670,141
	Shares
Money Market Funds-0.78%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $497,003)	497,003	497,003
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $65,350,172)		63,167,144
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.03%
Invesco Private Government Fund, 5.32%(d)(e)(f)	3,544,207	3,544,207
Invesco Private Prime Fund, 5.55%(d)(e)(f)	9,107,357	9,111,000
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,653,549)		12,655,207
TOTAL INVESTMENTS IN SECURITIES-119.99% (Cost $78,003,721)		75,822,351
OTHER ASSETS LESS LIABILITIES-(19.99)%		(12,633,793)
NET ASSETS-100.00%		$63,188,558

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $11,793,173, which represented 18.66% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$150,154	$1,510,836	$(1,163,987)	$-	$-	$497,003	$2,226
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2023
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,313,996	$7,533,947	$(7,303,736)	$-	$-	$3,544,207	$46,267*
Invesco Private Prime Fund	8,521,578	19,695,100	(19,109,697)	1,394	2,625	9,111,000	124,055*
Total	$11,985,728	$28,739,883	$(27,577,420)	$1,394	$2,625	$13,152,210	$172,548

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$62,670,141	$-	$62,670,141
Money Market Funds	497,003	12,655,207	-	13,152,210
Total Investments	$497,003	$75,325,348	$-	$75,822,351